RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Receivables from Iveco Group N.V.	$ 281		$ 281		$ 0
Trade payables	73		73		502
FCA Group
Related Party Transaction [Line Items]
Net sales	0	$ 0	0	$ 0
Cost of goods sold	6	10	11	18
Selling, general and administrative expenses	12	15	25	28
Trade receivables	0		0		0
Trade payables	16		16		20
Iveco Group post-Demerger
Related Party Transaction [Line Items]
Net sales	21	5	21	10
Cost of goods sold	243	258	503	489
Trade receivables	27		27		87
Trade payables	194		194		181
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	96	99	222	212
Cost of goods sold	123	$ 124	244	$ 231
Trade receivables	0		0		0
Trade payables	$ 73		$ 73		$ 101